Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information

Note 13 – Segment Information

We operate in three reportable segments: Creatd Labs, Creatd Ventures, and Creatd Partners. Our segments were determined based on the economic characteristics of our products and services, our internal organizational structure, the manner in which our operations are managed and the criteria used by our Chief Operating Decision Maker (CODM) to evaluate performance, which is generally the segment’s operating losses.

Operations of:	Products and services provided:
Creatd Labs

Creatd Labs is the segment focused on development initiatives. Creatd Labs houses the Company’s proprietary technology, including its flagship platform, Vocal, as well as oversees the Company’s content creation framework, and management of its  digital communities. Creatd Labs derives revenues from Vocal creator subscriptions, platform processing fees and technology licensing fees.

Creatd Ventures	Creatd Ventures builds, develops, and scales e-commerce brands. This segment generates revenues through product sales of its two majority-owned direct-to-consumer brands, Camp and Dune Glow Remedy.
Creatd Partners	Creatd Partners fosters relationships between brands and creators through its suite of agency services, including content marketing (Vocal for Brands), performance marketing (Seller’s Choice), and influencer marketing (WHE Agency). Creatd Partners derives revenues in the form of brand fees and talent management commissions.

The following tables present certain financial information related to our reportable segments and Corporate:

	As of June 30, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$9,433	$369,879	$-	$379,312
Prepaid expenses and other current assets	41,512	-	-	145,371	186,883
Deposits and other assets	976,744	-	-	192,585	1,169,329
Intangible assets	-	1,652,151	679,902	194,710	2,526,763
Goodwill	-	34,089	1,349,696	-	1,383,785
Inventory	-	429,754	-	-	429,754
All other assets	-	-	-	4,053,618	4,053,618
Total Assets	$1,018,256	$2,125,427	$2,399,477	$4,586,284	$10,129,444

Accounts payable and accrued liabilities	$36,730	$1,165,016	$78,333	$3,619,029	$4,899,108
Note payable, net of debt discount and issuance costs	464,626	100,959	-	1,329,663	1,895,248
Deferred revenue	161,112	-	101,471	-	262,583
All other Liabilities	-	-	-	4,572,738	4,572,738
Total Liabilities	$662,468	$1,265,975	$179,804	$9,521,430	$11,629,677

	As of December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$2,884	$334,556	$-	$337,440
Prepaid expenses and other current assets	48,495	-	-	188,170	236,665
Deposits and other assets	626,529	-	-	92,422	718,951
Intangible assets	-	1,637,924	783,676	11,241	2,432,841
Goodwill	-	25,139	1,349,696	-	1,374,835
Inventory	-	106,403	-	-	106,403
All other assets	-	-	-	3,966,124	3,966,124
Total Assets	$675,024	$1,772,350	$2,467,928	$4,257,957	$9,173,259

Accounts payable and accrued liabilities	$9,693	$766,253	$6,232	$2,948,362	$3,730,540
Note payable, net of debt discount and issuance costs	313,979	-	-	1,028,685	1,342,664
Deferred revenue	161,112	13,477	59,570	-	234,159
All other Liabilities	-	-	-	177,644	177,644
Total Liabilities	$484,784	$779,730	$65,802	$4,154,691	$5,485,007

	For the three months ended June 30, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$496,673	$486,250	$642,978	$-	$1,625,901
Cost of revenue	718,636	649,433	426,350	-	1,794,419
Gross margin (loss)	(221,963)	(163,183)	216,628	-	(168,518)

Research and development	134,724	-	89,788	-	224,512
Marketing	665,293	538,296	73,921	-	1,277,510
Stock based compensation	413,585	374,922	429,729	922,982	2,141,218
General and administrative not including depreciation, amortization, or Impairment	130,342	367,222	381,432	3,302,670	4,181,666
Depreciation and amortization	-	76,440	38,100	27,515	142,055

Total operating expenses	$1,343,944	$1,280,440	$974,870	$4,225,652	$7,824,906

Interest expense	(15,099)	-	-	(5,261)	(20,360)
All other expenses	-	-	-	(691,154)	(691,154)
Other expenses, net	(15,099)	-	-	(696,415)	(711,514)

Loss before income tax provision	$(1,570,239)	$(1,443,623)	$(758,242)	$(4,932,834)	$(8,704,938)

	For the three months ended June 30, 2021
	Creatd Labs	Creatd Partners	Corporate	Total

Net revenue	$295,805	$675,052	$-	$970,857
Cost of revenue	336,339	394,970	-	731,309
Gross margin	(40,534)	280,082	-	239,548

Research and development	33,963	22,635	-	56,598
Marketing	3,565,345	419,452	-	4,194,524
Stock based compensation	374,768	389,396	209,727	1,940,250
General and administrative not including depreciation, amortization, or Impairment	75,711	221,560	1,176,086	2,428,971
Depreciation and amortization	1,507	13,368	2,131,700	49,843
Total operating expenses	$4,049,787	$1,053,043	$34,968	$8,620,343

Interest expense	(11,521)	-	(49,239)	(60,760)
All other expenses	-	-	(170,160)	(181,681)
Other expenses, net	(11,521)	-	(672,644)	(697,240)

Loss before income tax provision	$(4,094,653)	$(772,961)	$(3,694,862)	$(8,562,476)

	For the six months ended June 30, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$908,680	$889,610	$1,176,349	$-	$2,974,639
Cost of revenue	1,348,265	1,218,430	799,894	-	3,366,589
Gross margin (loss)	(439,585)	(328,820)	376,455	-	(391,950)

Research and development	270,733	-	180,433	-	451,166
Marketing	1,754,761	1,419,797	194,973	-	3,369,531
Stock based compensation	622,345	564,166	646,637	1,388,862	3,222,010
General and administrative not including depreciation, amortization, or Impairment	227,045	639,669	664,423	5,752,967	7,284,104
Depreciation and amortization	-	152,793	76,156	54,998	283,947

Total operating expenses	$2,874,884	$2,776,425	$1,762,622	$7,196,827	$14,610,758

Interest expense	(30,198)	-	-	(4,058)	(34,256)
All other expenses	-	-	-	(549,022)	(549,022)
Other expenses, net	(30,198)	-	-	(553,080)	(583,278)

Loss before income tax provision	$(3,344,667)	$(3,105,245)	$(1,386,167)	$(7,749,907)	$(15,585,986)

	For the six months ended June 30, 2021
	Creatd Labs	Creatd Partners	Corporate	Total

Net revenue	$522,463	$1,192,307	$-	$1,714,770
Cost of revenue	892,562	1,048,153	-	1,940,715
Gross margin	(370,099)	144,154	-	(225,945)

Research and development	231,299	154,151	-	385,450
Marketing	5,301,602	623,718	311,859	6,237,179
Stock based compensation	678,066	704,533	2,127,890	3,510,489
General and administrative not including depreciation, amortization, or Impairment	120,836	353,614	3,402,237	3,876,687
Depreciation and amortization	2,753	24,418	63,871	91,042
Total operating expenses	$6,334,556	$1,860,434	$5,905,857	$14,100,847

Interest expense	(49,192)	-	(210,239)	(259,431)
All other expenses	-	-	(619,490)	(619,490)
Other expenses, net	(49,192)	-	(829,729)	(878,921)

Loss before income tax provision	$(6,753,847)	$(1,716,280)	$(6,735,586)	$(15,205,713)

Note 15 – Segment Information

We operate in three reportable segments: Creatd Labs, Creatd Ventures, and Creatd Partners. Our segments were determined based on the economic characteristics of our products and services, our internal organizational structure, the manner in which our operations are managed and the criteria used by our Chief Operating Decision Maker (CODM) to evaluate performance, which is generally the segment’s operating losses.

Operations of:	Products and services provided:
Creatd Labs

Creatd Labs is the segment focused on development initiatives. Creatd Labs houses the Company’s proprietary technology, including its flagship platform, Vocal, as well as oversees the Company’s content creation framework, and management of its  digital communities. Creatd Labs derives revenues from Vocal creator subscriptions, platform processing fees and technology licensing fees.

Creatd Ventures	Creatd Ventures builds, develops, and scales e-commerce brands. This segment generates revenues through product sales of its two majority-owned direct-to-consumer brands, Camp and Dune Glow Remedy.
Creatd Partners	Creatd Partners fosters relationships between brands and creators through its suite of agency services, including content marketing (Vocal for Brands), performance marketing (Seller’s Choice), and influencer marketing (WHE Agency). Creatd Partners derives revenues in the form of brand fees and talent management commissions.

The following tables present certain financial information related to our reportable segments and Corporate:

	As of December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$2,884	$334,556	$-	$337,440
Prepaid expenses and other current assets	48,495	-	-	188,170	236,665
Deposits and other assets	626,529	-	-	92,422	718,951
Intangible assets	-	1,637,924	783,676	11,241	2,432,841
Goodwill	-	25,139	1,349,696	-	1,374,835
Inventory	-	106,403	-	-	106,403
All other assets	-	-	-	3,966,124	3,966,124
Total Assets	$675,024	$1,772,350	$2,467,928	$4,257,957	$9,173,259

Accounts payable and accrued liabilities	$9,693	$766,253	$6,232	$2,948,362	$3,730,540
Note payable, net of debt discount and issuance costs	313,979	-	-	1,028,685	1,342,664
Deferred revenue	161,112	13,477	59,570	-	234,159
All other Liabilities	-	-	-	177,644	177,644
Total Liabilities	$484,784	$779,730	$65,802	$4,154,691	$5,485,007

	As of December 31, 2020
	Creatd Labs	Creatd Partners	Corporate	Total

Accounts receivable, net	$3,800	$86,555	$-	$90,355
Prepaid expenses and other current assets	19,631	-	4,225	23,856
Intangible assets	-	960,611	-	960,611
Goodwill	-	1,035,795	-	1,035,795
All other assets	-	-	8,673,863	8,673,863
Total Assets	$23,431	$2,082,961	$8,678,088	$10,784,480

Accounts payable and accrued liabilities	$6,221	$83,964	$2,548,503	$2,638,688
Note payable, net of debt discount and issuance costs	55,928	-	1,165,611	1,221,539
Deferred revenue	-	88,637	-	88,637
All other Liabilities	-	-	1,390,420	1,390,420
Total Liabilities	$62,149	$172,601	$5,104,534	$5,339,284

	For the year ended December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$1,926,374	$90,194	$2,283,149	$-	$4,299,717
Cost of revenue	3,186,240	148,989	1,964,808	-	5,300,037
Gross margin	(1,259,866)	(58,940)	318,341	-	(1,000,320)

Research and development	758,293	131	225,104	-	983,528
Marketing	8,182,935	-	962,698	481,349	9,626,982
Stock based compensation	1,727,021	1,560,546	1,884,986	4,488,615	9,661,168
Impairment of goodwill	-	-	1,035,795	-	1,035,795
General and administrative not including depreciation, amortization, or Impairment	3,918,130	1,665,783	1,600,212	2,791,236	9,975,360
Depreciation and amortization	-	100,633	252,730	44,076	397,440
Impairment of intangibles	-	-	688,127	-	688,127

Total operating expenses	$14,586,379	$3,327,093	$6,649,652	$11,803,003	$32,368,400

Interest expense	(12,706)	-	-	(359,400)	(372,106)
All other expenses	-	-	-	(3,638,327)	(3,638,327)
Other expenses, net	(12,706)			(3,997,727)	(4,010,433)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(15,858,951)	$(3,385,888)	$(6,331,311)	$(11,803,003)	$(37,379,153)

	For the year ended December 31, 2020
	Creatd Labs	Creatd Partners	Corporate	Total

Net revenue	$375,043	$837,827	$-	$1,212,870
Cost of revenue	652,259	842,783	-	1,495,042
Gross margin	(277,216)	(4,956)	-	(282,172)

Research and development	227,656	29,775	-	257,431
Marketing	2,426,668	285,490	142,745	2,854,904
Stock based compensation	1,226,495	1,338,678	4,295,990	6,861,163
General and administrative not including depreciation, amortization, or Impairment	2,301,088	939,792	2,592,581	5,858,454
Depreciation and amortization	-	132,768	24,993	157,761
Impairment of intangibles	-	-	11,450	11,450
Total operating expenses	$6,181,907	$2,726,504	$7,067,759	$16,001,163

Interest expense	(15,828)	-	(356,278)	(372,106)
All other expenses	-	-	(7,557,342)	(7,557,342)
Other expenses, net	(15,828)	-	(7,913,620)	(7,929,448)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(6,474,951)	$(2,731,460)	$(14,981,379)	$(24,212,783)

During the year ended December 31, 2021, Creatd Partners acquired assets from the Purchase of WHE. See note 14 for a list of assets acquired.

During the year ended December 31, 2021, Creatd Ventures acquired assets from the Purchase of Dune and Plant Camp. See note 14 for a list of assets acquired.